CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Cost of Company shares held by subsidiaries [Member]	Retained earnings (Accumulated deficit) [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2009	$ 82,674	$ 52		$ 128,591	$ (1,641)	$ (15,240)	$ (30,184)	$ 1,096
Balance, shares at Dec. 31, 2009		5,805,778
Net loss	(38,149)						(38,204)	55
Reclassification adjustment to income on marketable securities	104				104
Stock-based compensation	1,506			1,506
Dividend to noncontrolling interest	(93)							(93)
Exercise of employees stock options and vested RSUs, shares
Vested RSUs				(3,196)		3,196
Vested RSUs, shares		124,270
Balance at Dec. 31, 2010	46,042	52		126,901	(1,537)	(12,044)	(68,388)	1,058
Balance, shares at Dec. 31, 2010		5,930,048
Net loss	(32,467)						(32,376)	(91)
Stock-based compensation	1,208			1,208
Dividend to noncontrolling interest	(216)							(216)
Exercise of employees stock options and vested RSUs, shares
Issuance of shares, net	1,028	4		1,024
Issuance of shares, net, shares		169,000
Vested RSUs				(2,589)		2,589
Vested RSUs, shares		211,930
Balance at Dec. 31, 2011	15,595	56		126,544	(1,537)	(9,455)	(100,764)	751
Balance, shares at Dec. 31, 2011	6,310,978	6,310,978
Exercise of warrants	282		[1]	282
Exercise of warrants, shares		76,758
Net loss	(11,077)						(11,428)	351
Stock-based compensation	1,702			1,702
Exercise of employees stock options and vested RSUs, shares
Sale of subsidiary	(1,013)							(1,013)
Conversions of loans and derivatives to equity, shares	9,600	3,678,392
Conversions of loans and derivatives to equity, value		36		9,564
Vested RSUs		5		(2,744)		2,739
Vested RSUs, shares		563,125
Balance at Dec. 31, 2012	$ 15,089	$ 97		$ 135,348	$ (1,537)	$ (6,716)	$ (112,192)	$ 89
Balance, shares at Dec. 31, 2012	10,629,253	10,629,253

[1]	Less than $1 thousand.